Schedule H, Line 4j – Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Reportable Transaction [Line Items]
Schedule H, Line 4j – Schedule of Reportable Transactions
SAVINGS PLAN
EIN #95-4035997, Plan #001
Schedule H, Line 4j - Schedule of Reportable Transactions
Year ended December 31, 2025
(Dollar amounts in thousands)

Identity of party involved	Description of asset (includes interest rate and maturity in case of loan)	Purchase Price	Selling Price	Lease Rental	Expense Incurred with Transaction	Cost of Asset	Current Value of Asset on Transaction Date	Net gain
Series of transactions:
* Bank of New York	EB Temporary Investment Fund:
	167 Acquisitions	$106,205	$—	$—	$—	$106,205	$106,205	$—
	274 Dispositions	$—	$108,075	$—	$—	$108,075	$108,075	$—

*  Represents a party-in-interest, as defined by ERISA.